Warrants (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Detailed Information About Warrants [Abstract]
Schedule of Warrants Issued

During 2016, the Group issued warrants, which are linked to the $20m of Promissory notes issued in 2016, which were subsequently repaid in 2017.

Date of issue	Number of shares	Warrant price	Expiration date
October 3, 2016	122,935	$6.15	12 years from issue date
August 1, 2016	33,530	$6.15	12 years from issue date
December 23, 2016	33,530	$6.15	12 years from issue date